Investments	9 Months Ended
Dec. 31, 2025
Disclosure of Investments [Abstract]
Investments [Text Block]

4. Investments

As at December 31, 2025 and March 31, 2025, the Company holds investments in both private and public companies. The Company has elected to measure its investments in equity securities of private companies at fair value with changes through profit or loss.

	December 31, 2025	March 31, 2025
Marketable securities	$9,001	$21,016
Equity securities of private companies (Note 24)	467	429
Funds	2,654	2,691
	$12,122	$24,136

Marketable securities are level 1 fair value measurements as they are publicly traded equity securities, whereas the investments in private companies are level 3 fair value measurements. The funds are measured at their net asset value.

During the three and nine month period ended December 31, 2025 and 2024, the Company recognized $13,654 and $13,764 of unrealized loss, respectively (December 31, 2024 - $9,651 and $25,766 of unrealized gain, respectively) on equity instruments held at December 31, 2025, of which $2 and $28, respectively (December 31, 2024 - $nil and $nil, respectively) is related to its private company investments.